Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Leases [Abstract]
Net rental expense	$ 2.4
Net rental expense		$ 2.3	$ 2.0